Summary of Significant Accounting Policies - Summary of Financial Assets and Liabilities at Fair Value (Detail) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
Assets measured at fair value on a recurring basis:
Derivative Financial Instruments		$ 1,446
Fair Value, Measurements, Recurring
Assets measured at fair value on a recurring basis:
Cash and cash equivalents		134,006
Derivative Financial Instruments		1,446
Total assets		135,452
Fair Value, Measurements, Recurring | Level 1
Assets measured at fair value on a recurring basis:
Cash and cash equivalents	$ 67,400	134,006
Total assets		134,006
Fair Value, Measurements, Recurring | Level 2
Assets measured at fair value on a recurring basis:
Derivative Financial Instruments		1,446
Total assets		$ 1,446